STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 8. STOCK-BASED COMPENSATION

In connection with the Closing, the Company adopted the Tevogen Bio Holdings Inc. 2024 Omnibus Incentive Plan (the “2024 Plan”) and no longer grants awards pursuant to the 2020 Equity Incentive Plan (the “2020 Plan”). Each restricted stock unit (“RSU”) award granted under the 2020 Plan that was outstanding and unvested as of the Closing Date was automatically canceled and converted into an award under the 2024 Plan with respect to the common stock of the Company. Such converted awards remain subject to the same terms and conditions as set forth under the applicable award agreement prior to the Closing.

Under the 2024 Plan, the Company is authorized to grant awards up to an aggregate 40,000,000 shares of common stock. The 2024 Plan provides for the grant of options, stock appreciation rights, restricted stock, restricted stock units, and other equity-based awards. As of March 31, 2024, awards for 20,651,046 shares remained available to be granted under the 2024 Plan.

The Company has issued RSUs that are subject to either service-based vesting conditions or service-based and performance-based vesting conditions. Compensation expense for service-based RSUs are recognized on a straight-line basis over the vesting period of the award. Compensation expense for service-based and performance-based RSUs (“Performance-Based RSUs”) are recognized when the performance condition, which is based on a liquidity event condition being satisfied, is deemed probable of achievement.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

On the Closing Date, the Company issued an aggregate of 19,348,954 RSUs under the 2024 Plan to the Company’s Chief Executive Officer, Dr. Ryan Saadi (the “Special RSU Award”). Such RSUs immediately converted into shares of restricted common stock (“Restricted Stock”), the restrictions on which lapse in four equal annual installments beginning on February 14, 2031 (“Vesting Period”). Pursuant to the terms of the Special RSU Award, Dr. Saadi will be entitled to vote the Restricted Stock, but the shares may not be sold, assigned, transferred, pledged, hypothecated, or otherwise encumbered, subject to forfeit. Dr. Saadi will automatically forfeit all unvested Restricted Stock in the event he departs the Company. The fair value per share for the Special RSU Award was determined to be $4.51 per share, equivalent to the Company’s stock price on the Closing Date, resulting in a total grant date fair value of $87,263,783. In accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”), the Company will recognize compensation expense on a straight-line basis from the Closing Date until the completion of the Vesting Period.

Restricted Stock and RSU activity was as follows:

	Service-Based Restricted Stock		Performance-Based RSUs
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Nonvested as of January 1, 2024	—	$—	10,900,128	$2.97
Granted	19,348,954	4.51	—	—
Vested	—	—	(7,148,506)	2.85
Forfeited	—	—	—	—
Nonvested as of March 31, 2024	19,348,954	$4.51	3,751,622	$3.19

As a result of the Merger, the liquidity event performance condition was achieved and therefore compensation cost of $25,233,487 was recognized for the Performance-Based RSUs, which will be issued and outstanding after March 31, 2024. There was $86,164,020 of unrecognized compensation cost related to Restricted Stock as of March 31, 2024 which will be expensed over a weighted average period of 9.9 years. There was $7,104,643 of unrecognized compensation cost related to Performance-Based RSUs as of March 31, 2024 which will be expensed over a weighted average period of 1.2 years.

The Company recorded stock-based compensation expense in the following expense categories in the accompanying consolidated statements of operations:

Three months ended
March 31, 2024
Research and development	$19,735,896
General and administrative	6,597,353
Total	$26,333,249

No stock-based compensation expense was recognized during the three months ended March 31, 2023.